Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	$ 2,857,459	$ 1,475,210	$ 6,068,555
Investments of cash surpluses	8,497,057	10,656,679	7,840,689
Cash equivalents designated for expenditure, held in trust in short term	1,016,948	1,200,988	535,305
Total	$ 12,371,464	$ 13,332,877	$ 14,444,549	$ 7,500,193